UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
HIGHLIGHTS
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields.
T. Rowe Price’s tax-free bond funds posted gains. The majority of the funds outperformed their respective Bloomberg benchmarks, while performance versus their Lipper peer group averages was more mixed. The Tax-Exempt Money Fund also generated positive returns but lagged its Lipper benchmark.
We continued to favor bonds from health care issuers, particularly those with strong balance sheets and effective management teams. While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
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T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Tax-Free Funds

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Management’s Discussion of Fund Performance

TAX-EXEMPT MONEY FUND
TAX-FREE SHORT-INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Short-Intermediate Fund returned 3.85% over the 12 months ended February 29, 2024. The fund outperformed its Bloomberg benchmark and performed in line with its Lipper peer group average. (Results for
Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
PORTFOLIO DIVERSIFICATION
Tax-Exempt Money Fund
Percent of Net Assets
8/31/23 2/29/24
Health Care 29.9% 28.6%
Education 13.5  14.3
Housing 9.6  14.2
General Obligation-Local 14.7  12.6
Water and Sewer 6.4  5.9
General Obligation-State 5.2  5.9
Electric 4.9  5.5
Transportation 5.0  4.1
Other Assets 10.8  8.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Tax-Free Funds

What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of
2023, leading to sharp drops
in municipal bond yields.
During the rally, lower-rated
investment-grade municipal
bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Allocations at the broad sector level contributed, lifted by an overweight to revenue bonds and underweights to general obligation (GO) and prerefunded bonds. The GOs we owned were largely from lower-rated issuers—including
Puerto Rico, Illinois, and New Jersey—that we viewed as having potential credit upside. Selection among state GO bonds aided relative performance.
In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-.
Security selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, hospital, and airport revenue subsectors. Conversely, selection among prepaid gas revenue bonds hindered relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Short-
Intermediate Fund –
.
2.63% 3.85%
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 2.45 3.33
Tax-Free Short-
Intermediate Fund–
.
I  Class 2.70 3.81
Bloomberg 1–5 Year Blend
(1–6 Year Maturity) Index 2.64 3.71
Lipper Short-Intermediate
Municipal Debt Funds
Average 2.88 3.89

T. ROWE PRICE Tax-Free Funds

Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—
and the income generated by municipal bond coupon payments. However, positioning across key rates negated some relative gains.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to
the AAA rating bucket
increased moderately, while
its allocation to the BBB
rating tier decreased slightly.
However, we maintained
a structural overweight to
the A and BBB quality tiers,
as we continued to believe
that the lower end of the
investment-grade spectrum
provides ample opportunities
to earn additional risk-
adjusted yield over time.
We also maintained an
overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration ended the period neutral to the benchmark’s duration, as we anticipate rate cuts by the Fed in
2024. We continued to migrate away from bonds with shorter call provisions as well as into lower coupon structures in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. Our structural, out-of-benchmark allocation to bonds maturing in seven to 10 years or more remained in place.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. Our allocation to hospital revenue bonds modestly increased over the period as encouraging trends in fundamentals bolstered our view on the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Meanwhile, the fund’s allocation to life care community revenue bonds ended the year roughly flat. We maintain sanguine views on the names we hold but are cautious toward the subsector overall due to changing consumer demand and increased competition from for-profit operators. As always, we continue to closely monitor our investments in these facilities, favoring names with strong financial metrics, geographic diversification, and skilled management teams.
Within the fund’s allocation to GOs, we sold a state GO from California as our outlook on the state became less constructive late in the period. Specifically, the state’s projected budget deficit through its fiscal year 2025 outweighs the funds held in its general purpose reserves by a wide margin. This development, coupled with projected deficits beyond this time window and our view that
California has less budget-cutting levers to pull than it has in the past, weighed on our outlook, particularly when considering how the state may fare in future recessionary conditions.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.

T. ROWE PRICE Tax-Free Funds

Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Income Fund
returned 6.16% over the 12
months ended February 29,
2024, and outperformed its
Bloomberg benchmark along
with its Lipper peer group
average. (Results for Advisor
and I Class shares varied
modestly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Income Fund –
.
4.97% 6.16%
Tax-Free Income Fund–
.
Advisor  Class 4.79 5.80
Tax-Free Income Fund–
.
I  Class 4.89 6.11
Bloomberg Municipal
Bond Index 4.33 5.42
Lipper General & Insured
Municipal Debt Funds
Average 4.65 5.80

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue subsectors. Selection among state general obligation (GO) bonds—and, to a lesser extent, local GOs—also aided relative performance. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-. Conversely, selection among public power and transportation revenue bonds related to various transportation authorities and marinas hindered relative performance.
Allocation decisions within the revenue-backed sector were constructive in aggregate. Overweights to life care communities, hospitals, and transportation revenue bonds contributed, as did an underweight to the water/sewer revenue subsector. Allocations at the broad sector level further added to relative gains, lifted by an overweight to revenue bonds and an underweight to GO bonds. However, an underweight to housing revenue bonds negated some relative gains.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to the
AAA and AA rating buckets
increased modestly, while
its allocation to the A rating
tier decreased slightly. That
said, the BBB and A quality
tiers continued to represent
strategic overweights for the
fund, as we continued to
believe that these segments
offer ample opportunities to
earn additional risk-adjusted
yield over time.
In terms of interest rate
management, the fund’s
duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024. The fund’s allocation to municipal bonds maturing in 20 years or more increased over the period as valuations screened attractively in the long end of the curve.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. However, we modestly reduced our allocation to hospital and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs. While we expect hospitals’ financial performance to remain challenged in the year
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund

T. ROWE PRICE Tax-Free Funds

ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The fund’s allocation to housing revenue bonds increased over the period, largely due to our investments in planned amortization class (PAC) bonds.
While PAC bonds have long-stated maturities—typically around 30 years—
their effective maturities are generally around five years since they pay down according to a defined schedule of principal payments, which is guaranteed within a specified range of prepayment speeds. PAC bonds offer a credit spread and yield pickup relative to other highly rated bonds in the front end of the curve and, therefore, have provided attractive investment opportunities, in our view. (Municipal bond credit spreads are a measure of the additional yield offered by bonds that have additional credit risk relative to comparable AAA rated municipal bonds.)
Conversely, the fund’s allocation to the airport revenue subsector ended the period lower. In our view, the airport revenue subsector has continued to show resilience as enplanements fully recovered from the pandemic-induced drawdown. However, airports no longer screened attractively relative to other A rated sectors.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.

T. ROWE PRICE Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free High Yield Fund returned 7.05% for the 12 months ended
February 29, 2024, outperforming its Bloomberg benchmark and its Lipper peer group average. (Results for Advisor and I Class shares varied modestly, reflecting their different
fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free High Yield Fund –
.
5.67% 7.05%
Tax-Free High Yield Fund–
.
Advisor  Class 5.36 6.65
Tax-Free High Yield Fund–
.
I  Class 5.64 7.07
Bloomberg 65% High-
Grade/35% High-Yield
Index 4.86 6.42
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among state and local general obligation (GO) bonds helped relative performance. In particular, bonds from the Commonwealth of Puerto
Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+
to A-. Selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, ground transportation, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR) subsectors.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.
Allocations at the broad sector level were constructive in aggregate, aided by an overweight to revenue bonds and an underweight to GO bonds.
Allocation decisions within the revenue-backed sector further added to relative gains. Underweights to housing, water/sewer, higher education, and public power revenue bonds contributed, while an underweight to dedicated tax and an overweight to life care community revenue bonds hindered relative performance.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period,
we utilized our fundamental,
bottom-up research process
to add to high-conviction
names at what we viewed as
attractive valuations, and our
allocation to revenue bonds
ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocation to the
BB rating bucket increased
modestly, while its allocations
to the A and B rating tiers
decreased slightly. The BBB
and BB rating categories
remained key overweight exposures for the fund, as we continued to believe that these lower-quality segments present ample opportunities to uncover additional risk-adjusted yield through diligent, bottom-up credit analysis.
We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
In terms of interest rate management, the fund’s duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024.
The fund’s allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, and our allocation to the sector ended the period slightly higher. In addition to offering above-average yields, we believe this area of the market provides diversification benefits for municipal investors due to its corporate-backed nature. When approaching potential investments in this
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

subsector, we frequently exchange research insights with T. Rowe Price’s taxable fixed income and equity analysts in an effort to deepen our understanding of the bonds’ underlying guarantors while aiming to avoid the most speculative projects in the space. Among corporate-backed market segments, we continued
to favor prepaid gas revenue bonds.
The fund continued to have a modest allocation to tobacco-securitized bonds. However, we remain cautious on the sector over the long run based on our view that many of these issuers face fundamental credit challenges and substantial regulatory headwinds. Among tobacco-securitized credits, we maintain a strong preference for comparatively higher-quality deal structures that, in our assessment, are fundamentally sound in nature.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Intermediate Tax-Free High Yield Fund returned 5.39% for the 12 months ended February 29, 2024. The fund performed in line with its Bloomberg benchmark but underperformed the average return of its Lipper peer group, which encompasses funds with much longer maturity and duration constraints.
(Results for I Class shares varied, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual
funds. However, Treasury
yields fell sharply and risk
sentiment improved in the
final two months of 2023,
leading to sharp drops in
municipal bond yields.
During the rally, lower-
rated investment-grade
municipal bonds outpaced
higher qualities, and high
yield municipal bonds
outperformed investment-
grade municipal bonds.
While rising Treasury yields
weighed on the asset class
through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Intermediate Tax-Free High
Yield Fund –
.
3.99% 5.39%
Intermediate Tax-Free High
Yield Fund–
.
I  Class 4.01 5.55
Bloomberg 65% High-
Grade/35% High-Yield
Intermediate Competitive
(1–17 Year Maturity) Index 3.96 5.40
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

Selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR)
subsectors. Selection among state and local general obligation (GO) bonds further added to relative gains. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Allocations within the revenue-backed sector hindered relative performance, dragged lower by overweights to hospital and IDR/PCR bonds and an underweight to the dedicated tax revenue subsector. Conversely, overweights to student housing and life care community revenue bonds and underweights to the higher education and public power revenue subsectors contributed. Allocations at the broad sector level had a neutral impact on relative performance.
Interest rate management detracted modestly in aggregate. The portfolio’s shorter-than-benchmark average-duration profile detracted as municipal bond yields ended the period lower across most of the curve. Positioning across key rates also hampered relative performance, while the income generated by municipal bond coupon payments made up for some relative losses.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s overall credit quality ticked upward from BBB to BBB+ over the year as we decreased its allocation to the B rating tier in favor of BBB and BB bonds, which remain key overweight exposures for the fund. We also continued to overweight the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors.

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration declined and ended the period below the benchmark’s duration. This change in duration posture was partly a result of a decrease in the fund’s allocation to bonds maturing in
10 to 20 years and an increase in bonds maturing within three years.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, although our allocation to the sector ended the period slightly lower. In addition to offering above-average yields, we believe this area of the market provides
diversification benefits for
municipal investors due
to its corporate-backed
nature. When approaching
potential investments in this
subsector, we frequently
exchange research insights
with T. Rowe Price’s taxable
fixed income and equity
analysts in an effort to
deepen our understanding
of the bonds’ underlying
guarantors while aiming to
avoid the most speculative
projects in the space.
Health care revenue bonds—
namely, those from hospitals
and life care communities—
remained a prominent
overweight allocation.
However, we reduced our
allocation to hospital revenue
bonds and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs.
While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector.
In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Free Funds

RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Investments in high yield bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal bond funds may be highly impacted by events tied to the overall municipal securities markets, including unfavorable legislative or political developments and adverse changes in the financial conditions of municipal bond issuers and the economy. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–5 Year Blend (1–6 Year Maturity) Index,
Bloomberg Municipal Bond Index, Bloomberg 65% High-Grade/35% High-
Yield Index, and Bloomberg 65% High-Grade/35% High-Yield Intermediate
Competitive (1–17 Year Maturity) Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE SHORT-INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
Note: Performance for the I Class shares will vary due to their differing fee structures. See the
Average Annual Compound Total Return table.
*The Lipper data are from 7/31/14.

T. ROWE PRICE Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Free Short-
Intermediate Fund –
.
3.85% 1.19% 1.13% – –
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 3.33 0.85 0.79 – –
Tax-Free Short-
Intermediate Fund–
.
I  Class 3.81 1.31 – 1.51% 11/29/16
..
Tax-Free Income Fund –
.
6.16 1.96 2.68 – –
Tax-Free Income Fund–
.
Advisor  Class 5.80 1.63 2.33 – –
Tax-Free Income Fund–
.
I  Class 6.11 2.01 – 2.09 7/6/17
..
Tax-Free High Yield
Fund –
.
7.05 2.04 3.40 – –
Tax-Free High Yield
Fund–
.
Advisor  Class 6.65 1.71 3.12 – –
Tax-Free High Yield
Fund–
.
I  Class 7.07 2.14 – 2.82 11/29/16
..
Intermediate Tax-Free
High Yield Fund –
.
5.39 1.82 – 2.59 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
I  Class 5.55 1.87 – 2.19 7/6/17
..
This table shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Tax-Free Short-Intermediate Fund 0.52%
Tax-Free Short-Intermediate Fund–Advisor Class 0.77
Tax-Free Short-Intermediate Fund–I Class 0.37
Tax-Free Income Fund 0.59
Tax-Free Income Fund–Advisor Class 0.86
Tax-Free Income Fund–I Class 0.47
Tax-Free High Yield Fund 0.77
Tax-Free High Yield Fund–Advisor Class 1.03
Tax-Free High Yield Fund–I Class 0.63
Intermediate Tax-Free High Yield Fund 1.02
Intermediate Tax-Free High Yield Fund–I Class 0.84
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Tax-Free Funds

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-EXEMPT MONEY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,015.80 $2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.82   2.06
I Class
Actual   1,000.00   1,016.60   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.67   1.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,026.30 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.61
Advisor Class
Actual   1,000.00   1,024.50   4.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,027.00   1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.02   1.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,049.70 $2.70
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   2.66
Advisor Class
Actual   1,000.00   1,047.90   4.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,048.90   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,056.70 $3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.37
Advisor Class
Actual   1,000.00   1,053.60   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.74   5.17
I Class
Actual   1,000.00   1,056.40   2.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   2.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 1.03%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,039.90 $2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.58   2.31
I Class
Actual   1,000.00   1,040.10   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%, and
the
3
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

QUARTER-END RETURNS
Periods Ended 12/31/23
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Tax-Free Short-Intermediate Fund –
.
3.95% 1.39% 1.24% – –
Tax-Free Short-Intermediate Fund–
.
Advisor  Class 3.48 1.05 0.90 – –
Tax-Free Short-Intermediate Fund–
.
I  Class 3.90 1.51 – 1.54% 11/29/16
Tax-Free Income Fund –
.
7.01 2.16 3.03 – –
Tax-Free Income Fund–
.
Advisor  Class 6.66 1.81 2.69 – –
Tax-Free Income Fund–
.
I  Class 7.07 2.23 – 2.16 7/6/17
Tax-Free High Yield Fund –
.
7.02 2.03 3.75 – –
Tax-Free High Yield Fund–
.
Advisor  Class 6.75 1.72 3.48 – –
Tax-Free High Yield Fund–
.
I  Class 7.15 2.14 – 2.70 11/29/16
Intermediate Tax-Free High Yield Fund –
.
5.33 1.93 – 2.55 7/24/14
Intermediate Tax-Free High Yield Fund–
.
I  Class 5.38 1.97 – 2.10 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377836 C03-050 4/24

February 29, 2024
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate Tax-Free
High Yield Fund –
.
TFHAX Intermediate Tax-Free
High Yield Fund–
.
I Class

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 9.52 $ 10.44 $ 10.57 $ 10.80 $ 10.33
Investment activities
Net investment income
(1)(2)
0.33 0.32 0.28 0.29 0.31
Net realized and unrealized gain/
loss 0.17 (0.92) (0.12) (0.24) 0.50
Total from investment activities 0.50 (0.60) 0.16 0.05 0.81
Distributions
Net investment income (0.32) (0.31) (0.28) (0.28) (0.31)
Net realized gain — (0.01) (0.01) —
(3)
(0.03)
Total distributions (0.32) (0.32) (0.29) (0.28) (0.34)
NET ASSET VALUE
End of period $ 9.70 $ 9.52 $ 10.44 $ 10.57 $ 10.80
Ratios/Supplemental Data
Total return
(2)(4)
5.39% (5.69)% 1.41% 0.60% 7.91%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.00% 1.03% 0.97% 1.00% 1.05%
Net expenses after waivers/
payments by Price Associates 0.48% 0.45% 0.54% 0.59% 0.60%
Net investment income 3.45% 3.28% 2.61% 2.76% 2.94%
Portfolio turnover rate 12.1% 20.3% 15.6% 18.8% 11.3%
Net assets, end of period (in
thousands) $29,456 $19,497 $30,733 $48,625 $50,396
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 9.51 $ 10.44 $ 10.57 $ 10.80 $ 10.33
Investment activities
Net investment income
(1)(2)
0.33 0.32 0.29 0.29 0.32
Net realized and unrealized gain/
loss 0.19 (0.92) (0.13) (0.23) 0.50
Total from investment activities 0.52 (0.60) 0.16 0.06 0.82
Distributions
Net investment income (0.33) (0.32) (0.28) (0.29) (0.32)
Net realized gain — (0.01) (0.01) —
(3)
(0.03)
Total distributions (0.33) (0.33) (0.29) (0.29) (0.35)
NET ASSET VALUE
End of period $ 9.70 $ 9.51 $ 10.44 $ 10.57 $ 10.80
Ratios/Supplemental Data
Total return
(2)(4)
5.55% (5.75)% 1.46% 0.66% 7.97%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.80% 0.85% 0.88% 0.95% 1.01%
Net expenses after waivers/
payments by Price Associates 0.44% 0.41% 0.47% 0.54% 0.54%
Net investment income 3.48% 3.33% 2.68% 2.79% 2.99%
Portfolio turnover rate 12.1% 20.3% 15.6% 18.8% 11.3%
Net assets, end of period (in
thousands) $62,815 $56,420 $37,604 $17,954 $6,826
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 29, 2024

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.4%
ALABAMA 2.6%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 442
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 108
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 211
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28  (1)(2) 205 117
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22  (1)(2) 80 46
Jefferson County, Sewer Revenue, 5.00%, 10/1/39  500 553
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 197
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 377
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (3) 389 385
2,436
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  70 71
71
ARIZONA 2.0%
Arizona IDA, Series A, 4.00%, 7/15/27  (3) 120 118
Arizona IDA, Series A, 4.00%, 7/15/30  (3) 500 490
Arizona IDA, Series A, 4.00%, 7/15/33  (3) 100 95
Arizona IDA, Series A, 4.00%, 7/15/34  (3) 100 94
Arizona IDA, Series A, 4.00%, 7/15/35  (3) 250 231
Chandler IDA, Series 2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27)  (4) 325 336
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 104
Salt Verde Financial, 5.00%, 12/1/32  300 321
Salt Verde Financial, 5.25%, 12/1/26  100 103
1,892
CALIFORNIA 3.8%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  225 237
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 760
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 164
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  93 93

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30  (3) 200 202
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 522
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (3) 30 30
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 253
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25  (3) 200 203
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 98
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  250 255
Del Mar Race Track Auth., 5.00%, 10/1/38  120 117
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 96
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 513
3,543
COLORADO 4.2%
Colorado, COP, 6.00%, 12/15/35  500 626
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 101
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 97
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30  (3) 450 368
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 510
Denver City & County Airport, United Airlines, 5.00%, 10/1/32  (4) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 507
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 497
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 512
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 122
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 431
3,921
CONNECTICUT 0.9%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 352
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 306
Hamden Town, Whitney Center, 5.00%, 1/1/30  160 158
816
DELAWARE 3.1%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 172

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/25  385 384
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 101
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 255
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 145
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  835 883
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 669
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 257
2,866
DISTRICT OF COLUMBIA 1.6%
District of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  260 255
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 224
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 98
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 257
District of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 274
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34  (5) 525 359
1,467
FLORIDA 4.7%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 204
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 130
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25  (3) 100 99
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/31  (3) 100 92
Capital Trust Auth., Kipp Miami North Campus Project, Series A,
5.00%, 6/15/34  (3) 250 253
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  15 15
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  250 254
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 256
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  20 20

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 90
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  175 179
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26)  (3)(4) 350 356
Hillsborough County IDA, BayCare Health System, Series D,
VRDN, 3.50%, 11/15/42  500 500
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 122
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 125
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 144
Miami-Dade County Aviation Revenue, 5.00%, 10/1/34  (4) 500 502
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 334
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 229
Seminole County IDA, Series A, 4.00%, 6/15/36  (3) 315 285
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33  (3) 110 112
4,301
GEORGIA 2.9%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (1)(2) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (1)(2) 200 90
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26  (3) 165 161
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42  (3) 150 131
Augusta Airport, Series A, 5.00%, 1/1/35  250 253
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36  (3) 395 395
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27  (3) 365 368
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53 (Tender
6/1/30)  500 526
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54 (Tender
9/1/31)  250 267
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  125 133
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27  (3) 250 252
2,666
GUAM 0.4%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29  (4) 255 265
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 133
398

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
IDAHO 0.1%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 100
100
ILLINOIS 6.6%
Chicago, GO, 5.50%, 1/1/34  350 354
Chicago, Series A, GO, 5.00%, 1/1/27  145 151
Chicago, Series A, GO, 5.00%, 1/1/27  (6) 55 58
Chicago, Series A, GO, 5.00%, 1/1/34  500 550
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 162
Chicago Wastewater Transmission, 5.00%, 1/1/28  355 359
Chicago Wastewater Transmission, 5.00%, 1/1/28 (Prerefunded
1/1/25)  (7) 145 147
Chicago Waterworks, 5.00%, 11/1/25  300 308
Illinois, GO, 5.00%, 5/1/32  250 251
Illinois, GO, 5.00%, 11/1/37  1,000 1,024
Illinois, GO, 5.50%, 5/1/25  125 128
Illinois, Series A, GO, 5.00%, 10/1/25  250 256
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  200 186
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 133
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 136
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  450 454
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 264
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 154
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31  (8) 100 77
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35  (8) 660 420
Metropolitan Pier & Exposition Auth., McCormick Place, Series B,
5.00%, 12/15/27  500 513
6,085
INDIANA 1.8%
East Chicago, USG Project, 5.50%, 9/1/28  (4) 175 167
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  425 427
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 90
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 325
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 269
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (4) 350 351
1,629

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
KANSAS 0.1%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-1,
4.00%, 6/1/27  50 50
50
KENTUCKY 2.4%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 452
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 254
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 531
Kentucky Public Energy Auth., Series B, VRDN, 4.00%, 1/1/49
(Tender 1/1/25)  750 750
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 201
2,188
LOUISIANA 1.9%
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  250 241
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  150 154
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25)  (7) 400 409
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30)  (3) 300 329
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30)  (3) 150 164
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%, 6/1/37
(Tender 7/1/26)  250 248
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 191
1,736
MARYLAND 7.0%
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 300
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  100 100
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 100
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34  (3) 285 257
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 284
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 101
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (3) 100 102
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (3) 540 550
Maryland Economic Dev., Marine Terminal, 5.75%, 9/1/25  255 257

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28  (4) 1,150 1,177
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 169
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 252
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 558
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 263
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 210
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28  (9) 60 62
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29  (9) 155 161
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 155
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27  (3) 100 101
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33  (3) 250 253
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 315
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 100
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 100
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 95
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 208
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  25 25
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 140
6,495
MASSACHUSETTS 0.1%
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 100
100
MICHIGAN 2.6%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 253
Detroit, GO, 5.00%, 4/1/37  500 514
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 353
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  95 89
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 509
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 274

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26)  (4) 400 401
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 13
2,406
MINNESOTA 0.3%
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 110
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 175
285
MISSISSIPPI 0.7%
Mississippi Business Fin., Chevron USA, Series B, VRDN, 3.70%,
12/1/30  600 600
600
MISSOURI 0.8%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  75 67
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  215 215
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  55 55
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 154
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33  (3) 250 251
742
NEVADA 0.5%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 265
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 96
Nevada Housing Division, VRDN, 5.00%, 12/1/25 (Tender
12/1/24)  100 101
462
NEW HAMPSHIRE 0.8%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  235 229
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  172 164
National Fin. Auth., Series 2023-2, Class A, 3.875%, 1/20/38  149 140
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40)  (3)(4) 100 78
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27  (1)
(2)(3) 162 3
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 102
716
NEW JERSEY 4.5%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24  (4)(6) 175 175
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 502

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34  (4) 530 530
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  370 364
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 99
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (4) 125 127
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  600 516
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31  (8) 425 331
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 462
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,074
4,180
NEW YORK 6.1%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31  (3) 200 187
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31  (3) 215 215
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  (3) 100 94
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (3)(4) 100 100
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36  (3) 100 101
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31  (3) 100 86
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37  (3) 400 357
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 249
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27  (3) 300 297
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 245
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 102
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 77
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 179
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1)(2)(3) 225 225
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (2) 518 155

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (3) 400 402
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (3) 200 201
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30)  (3)(4) 250 255
New York Transportation Dev., American Airlines, 2.25%,
8/1/26  (4) 60 58
New York Transportation Dev., American Airlines, 5.00%,
8/1/26  (4) 315 315
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (4) 850 850
New York Transportation Dev., Delta Air Lines LaGuardia Airport,
5.00%, 1/1/27  (4) 495 509
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (4) 120 126
Westchester County Local Dev., Medical Center Obligated, 5.25%,
11/1/31  (9) 200 228
5,633
NORTH CAROLINA 0.8%
Charlotte-Mecklenburg Hosp. Auth., Carolina Healthcare System,
Series C, VRDN, 3.65%, 1/15/37  200 200
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  85 85
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 306
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  160 161
752
NORTH DAKOTA 0.3%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39  (9) 250 276
276
OHIO 2.5%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 398
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,190 1,134
Cleveland Airport, Series A, 5.00%, 1/1/29  (9) 125 127
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 254
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 96
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28  (3)(4) 255 253
2,262
OKLAHOMA 0.7%
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 107

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 503
611
PENNSYLVANIA 3.8%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27  (3) 250 256
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32  (3) 100 102
Butler County Hosp. Auth., 5.00%, 7/1/25  125 125
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28  (3) 90 89
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40  (3) 175 153
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 138
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25)  (7) 200 203
Montgomery County IDA, Constellation Energy, Series A, VRDN,
4.10%, 4/1/53 (Tender 4/3/28)  250 256
Pennsylvania Economic DFA, 5.00%, 12/31/38  (4) 250 253
Pennsylvania Economic DFA, 5.25%, 6/30/35  (4) 500 571
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28)  (3)(4) 200 221
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.396%,
7/1/39  (5) 125 109
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%, 10/1/53  298 316
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 320
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 204
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30  (3) 145 150
3,466
PUERTO RICO 8.9%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (10) 524 306
Puerto Rico Commonwealth, GO, VR, 11/1/51  (10) 399 237
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (3) 1,250 1,297
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 1,250 1,290
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  14 14
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 148
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 84
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 87

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  160 152
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 83
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 97
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 891
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 101
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 407
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23  (1)
(11) 100 26
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (1)
(11) 100 26
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30  (9) 130 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18  (1)(11) 200 53
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (1)(11) 120 32
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24  (9) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28  (1)
(11) 100 26
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (1)(11) 245 64
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 177
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 989
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 381
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 324
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 360
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  416 413
8,245
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 200
200
SOUTH CAROLINA 0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (1) 447 267
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (1) 63 25
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (1) 185 13
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 218

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27  (1)(2)(3)(4) 200 20
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 86
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26)  (4) 150 150
779
TENNESSEE 0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  195 198
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  (1) 100 86
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  (1) 100 70
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28  (3) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 282
736
TEXAS 6.7%
Arlington Higher Ed. Fin., VRDN, 4.875%, 6/15/56 (Tender
6/15/26)  (3) 250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 255
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  450 460
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 102
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 335
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 111
Conroe Local Gov't, Convention Center Hotel, 3.50%, 10/1/31  (3) 385 332
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25  (4) 680 680
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/30  (4) 500 501
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35  (4) 100 100
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24  (4) 310 311
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28  (4) 225 225
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (3)(4) 500 498
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 508
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK)  (1)(12) 156 58

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  245 238
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27)  (7) 50 53
North East Texas Regional Mobility Auth., Senior Lien, 5.00%,
1/1/26  200 204
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35  (3)(4) 345 297
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 540
6,160
UTAH 0.9%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 439
Murray City, IHC Health Services, Series C, VRDN, 3.70%, 5/15/36  300 300
Vineyard Redev. Agency, 4.00%, 5/1/39  (9) 100 102
841
VIRGINIA 5.7%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25)  (7) 260 267
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 150
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25  (3) 70 70
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 272
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 376
James City County Economic Dev. Auth., Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  150 151
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community - Harbor, Series B, 4.00%, 1/1/25  305 302
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30  (3) 100 101
Virginia Commonwealth Transportation Board, 4.00%, 5/15/35
(Prerefunded 6/10/24)  (7) 1,000 995
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33  (4) 445 488
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34  (4) 695 760
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32  (4) 265 269
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39  (4) 400 389
Virginia Small Business Fin. Auth., Pure Salmon Virginia LLC,
VRDN, 5.00%, 11/1/52 (Tender 11/15/24)  (4) 100 100
Virginia Small Business Fin. Auth., Senior Lien, 5.00%, 7/1/32  (4) 500 548
5,238

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
WASHINGTON 1.0%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26  (3) 100 96
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 198
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  748 659
953
WEST VIRGINIA 1.4%
Monongalia County, Series A, 5.00%, 6/1/33  (3) 250 259
West Virginia Economic Dev. Auth., Appalachian Power, VRDN,
0.625%, 12/1/38 (Tender 12/15/25)  750 695
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25)  (4) 200 201
West Virginia Economic Dev. Auth., Mitchell Project, Series  2014-
A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26)  (4) 150 151
1,306
WISCONSIN 3.3%
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30  (4) 500 492
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33  (3) 250 258
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38  (3) 250 266
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25  (3) 80 80
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33  (3) 475 492
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30  (3) 95 89
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35  (4) 445 401
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 237
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27  (6) 250 269
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32  (3) 100 98
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30  (3) 235 243
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30  (3)(6) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40  (3) 100 101
3,042
Total Investments in Securities
100.4% of Net Assets
(Cost $94,798) $ 92,651

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$16,807 and represents 18.2% of net assets.
(4) Interest subject to alternative minimum tax.
(5) Insured by Assured Guaranty Corporation
(6) Escrowed to maturity
(7) Prerefunded date is used in determining portfolio maturity.
(8) Insured by National Public Finance Guarantee Corporation
(9) Insured by Assured Guaranty Municipal Corporation
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $94,798) $ 92,651
Interest receivable 979
Receivable for shares sold 136
Cash 15
Due from affiliates 6
Other assets 34
Total assets 93,821
Liabilities
Payable for investment securities purchased 1,301
Payable for shares redeemed 124
Investment management fees payable 25
Other liabilities 100
Total liabilities 1,550
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 92,271
Net Assets Consist of:
Total distributable earnings (loss) $ (2,565)
Paid-in capital applicable to 9,512,062 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 94,836
NET ASSETS $ 92,271
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $29,456; Shares outstanding: 3,035,490) $ 9.70
I Class
(Net assets: $62,815; Shares outstanding: 6,476,572) $ 9.70

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Interest income $ 3,149
Expenses
Investment management 286
Shareholder servicing
Investor Class $ 42
I Class 7 49
Prospectus and shareholder reports
Investor Class 6
I Class 6 12
Custody and accounting 182
Registration 80
Legal and audit 48
Interest 11
Proxy and annual meeting 2
Miscellaneous 19
Waived / paid by Price Associates (329)
Total expenses 360
Net investment income 2,789
Realized and Unrealized Gain / Loss –
Net realized loss on securities (348)
Change in net unrealized gain / loss on securities 2,081
Net realized and unrealized gain / loss 1,733
INCREASE IN NET ASSETS FROM OPERATIONS
$ 4,522

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,789 $ 2,223
Net realized loss (348) (186)
Change in net unrealized gain / loss 2,081 (5,779)
Increase (decrease) in net assets from operations 4,522 (3,742)
Distributions to shareholders
Net earnings
Investor Class (742) (669)
Advisor Class – (2)
I Class (2,001) (1,603)
Decrease in net assets from distributions (2,743) (2,274)
Capital share transactions
*
Shares sold
Investor Class 21,342 22,353
Advisor Class 1 –
I Class 18,909 39,234
Distributions reinvested
Investor Class 719 483
Advisor Class – 2
I Class 1,457 1,119
Shares redeemed
Investor Class (12,647) (32,086)
Advisor Class (2) (340)
I Class (15,206) (17,530)
Increase in net assets from capital share transactions 14,573 13,235

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Increase during period 16,352 7,219
Beginning of period 75,919 68,700
End of period $ 92,271 $ 75,919
*Share information (000s)
Shares sold
Investor Class 2,233 2,313
I Class 1,991 4,030
Distributions reinvested
Investor Class 7 5 50
I Class 153 116
Shares redeemed
Investor Class (1,321) (3,258)
Advisor Class –
(1)
(35)
I Class (1,597) (1,818)
Increase in shares outstanding 1,534 1,398
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income tax. The fund has two classes of shares: the Intermediate
Tax-Free High Yield Fund (Investor Class) and the Intermediate Tax-Free High Yield
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to September 27, 2023, the fund also offered the Intermediate Tax-Free High Yield Fund–Advisor Class
(Advisor Class) in addition to the Investor and I Classes. Advisor Class shares were sold only through various brokers and other financial intermediaries. The Advisor Class operated under a Board-approved Rule 12b-1 plan pursuant to which the class compensated financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. At a meeting held on July 24, 2023, the fund’s Board of Directors approved the termination of the Advisor Class. Effective July 24, 2023, the Advisor Class was no longer available for purchase and was terminated effective
September 27, 2023. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 29, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $24,391,000 and $9,521,000, respectively, for the year ended February 29, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
February 29,
2024
February 28,
2023
Ordinary income (including short-term capital gains,
if any) $ 18 $ 97
Tax-exempt income 2,725 2,177
Total distributions $ 2,743 $ 2,274
($000s)
Cost of investments $ 94,676
Unrealized appreciation $ 1,329
Unrealized depreciation (3,354)
Net unrealized appreciation (depreciation) $ (2,025)
($000s)
Undistributed ordinary income $ 20
Undistributed tax-exempt income 103
Net unrealized appreciation (depreciation) (2,025)
Loss carryforwards and deferrals (663)
Total distributable earnings (loss) $ (2,565)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 29, 2024 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $931,000 remain subject to repayment by the fund at February 29, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $23,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.45% 0.71% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $(114) $— $(215)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 6 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price
Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion,
364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S.
floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S.
borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations.
Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At February 29, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Intermediate Tax-
Free High Yield Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
(the "Fund") as of February 29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,652,000 which qualified as exempt-
interest dividends.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present) and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2014
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2014
[193]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2014
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member, Chief Executive Officer (2019 to present)
and President, EQR (2018 to present); Executive Vice President and
Chief Financial Officer, EQR (2007 to 2018); Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as the Chair of the Finance Committee, (2015 to 2016); Member of the Economic
Club of Chicago
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services,
Inc., and T. Rowe Price Services, Inc.; Director and Secretary, Price
Investment Management; Vice President and Secretary, Price
International; Vice President, T. Rowe Price Australia, Price Hong Kong,
Price Japan, and Price Singapore; General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

OFFICERS
Name (Year of Birth)
Position Held With Intermediate Tax-Free High
Yield Fund  Principal Occupation(s)
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Daniel Chihorek (1984)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Name (Year of Birth)
Position Held With Intermediate Tax-Free High
Yield Fund  Principal Occupation(s)
Charles B. Hill, CFA (1961)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John Leard, CFA (1985)
Vice President
Assistant Vice President, T. Rowe Price
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024